ASSETS HELD FOR SALE - Narrative Assets Held for Sale (Details) € in Millions, $ in Millions			3 Months Ended	6 Months Ended
	Apr. 14, 2021 EUR (€)	Apr. 14, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Assets			$ 85,424	$ 85,424		$ 82,052
Total liabilities at fair value			39,099	39,099		41,815
Investments in associates and joint ventures			$ 9,090	9,090		$ 6,817
Adjustments for gain on disposal of investments in subsidiaries, joint ventures and associates				$ 104	$ 0
Acciaierie d'Italia Holding
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture			62.00%
AM Investco Italy S.p.A.
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary sold	38.00%	38.00%
Acciaierie d'Italia Holding | Disposal group, disposed of by sale, not discontinued operations
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents pooling balances		$ 199
Assets		4,639
Total liabilities at fair value		3,873
Investments in associates and joint ventures		1,205
Adjustments for gain on disposal of investments in subsidiaries, joint ventures and associates		104
Reclassification of foreign exchange loss and other		(283)
Disposal groups classified as held for sale | AM Investco Italy S.p.A.
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
First investment, investment agreement	€ 400	$ 476